1940 Act
Rule 30b2-1

VIA EDGAR

September 8, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Phoenix Life Variable Accumulation Account File No. 811-03488, CIK 0000703321 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/25/17
The Alger Portfolios	0000832566	8/24/17
AB Variable Products Series Fund, Inc.	0000825316	8/17/17
ALPS Variable Investment Trust	0001382990	9/6/17
Anchor Series Trust	0000726735	9/7/17
Calvert Variable Products, Inc.	0000743773	8/28/17
Deutsche Investments VIT Funds	0001006373	8/22/17
Federated Insurance Series	0000912577	8/28/17
Franklin Templeton Variable Insurance Products Trust	0000837274	8/30/17
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	8/30/17
Lazard Retirement Series, Inc.	0001033669	9/5/17
Lord Abbett Series Fund, Inc.	0000855396	8/22/17
Neuberger Berman Advisers Management Trust - Class S	0000736913	8/22/17
Oppenheimer Variable Account Funds-Service Shares	0000752737	8/23/17
PIMCO Variable Insurance Trust-Advisor Class	0001047304	8/28/17
Rydex Variable Trust	0001064046	9/8/17
Sentinel Variable Products Trust	0001112513	9/8/17
Variable Insurance Products	0000356494	8/23/17
Variable Insurance Products Fund II	0000831016	8/23/17
Variable Insurance Products Fund III	0000927384	8/23/17
Variable Insurance Products Fund V	0000823535	8/25/17
Virtus Variable Insurance Trust	0000792359	9/7/17
Wanger Advisors Trust	0000929521	8/31/17

/s/Erica J. Scherzer

Erica J. Scherzer

Sr. State/SEC Compliance Coordinator

Phoenix Life Insurance Company